Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
U.S. federal statutory rate	35.00%	35.00%
Warrant liability	(23.70%)	(155.10%)
State & local taxes	5.02%	6.40%
Tax on foreign operations	0.20%	2.00%
State research and development credits	0.55%	(3.10%)
Other	(3.10%)	6.50%
Valuation allowance	(13.97%)	108.30%
Effective tax rate	0.00%	0.00%